Income Taxes - Schedule of Deferred Tax Asset and Liability (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Taxes [Abstract]
Profit before income taxes		$ (7,791,712)	$ 1,505,399	$ 1,525,421
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ (1,285,632)	$ 248,391	$ 251,694
Reconciling items:
Tax effect of income that is not taxable	[1]		(404)	(938)
Tax effect of expense that is not deductible	[2]	1,355,665	2,876
Tax effect of tax depreciation allowances and current-year tax losses of the operating subsidiary		142,985
Effect of two-tier tax rate			(21,154)	(21,154)
Statutory tax deduction	[3]		(192)	(384)
Income tax expense		$ 213,018	$ 229,517	$ 229,218

[1]	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.
[2]	Expense that is not deductible mainly consisted of share-based payment which is not tax-deductible under Hong Kong income tax law.
[3]	It represents a tax reduction granted by the Hong Kong SAR Government, subject to a maximum reduction of HK$1,500 and HK$3,000 for the years ended March 31, 2025 and 2024, respectively, for each business.